Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2023 m²
Lease [Line Items]
Area of land (in Square Meters) | m²			879
Bank guarantee	$ 20
Operating Lease, Right-of-Use Asset, Periodic Reduction	679	$ 668
Operating Lease, Expense	$ 599	$ 597
January 1, 2020 [Member]
Lease [Line Items]
Lessee operating lease, description	the Company expanded its leases from 494 square meters to approximately 581 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 14, 2022, with an option to extend until July 14, 2025.
August 10, 2021 [Member]
Lease [Line Items]
Lessee operating lease, description	the Company expanded its leases from 581 square meters to approximately 813 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 31, 2023, with an option to extend until July 31, 2026.
Lease Agreements [Member]
Lease [Line Items]
Area of land (in Square Meters) | m²			813